Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Values and Carrying Values of Financial Instruments
The following table contains the estimated fair values and the related carrying values of the Company's financial instruments. Items which are not financial instruments are not included.

	Fair Value
December 31, 2020	Carrying amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$1,317,898	$1,317,898	$—	$—	$1,317,898
Investment securities	1,176,991	—	1,176,991	—	1,176,991
Loans, net	6,912,570	—	—	7,058,693	7,058,693
Loans held for sale	899,173	—	683,770	215,403	899,173
Interest receivable	43,603	33	5,254	38,316	43,603
Mortgage servicing rights	79,997	—	—	79,997	79,997
Derivatives	68,938	—	68,938	—	68,938
Financial liabilities:
Deposits:
Without stated maturities	$8,020,783	$8,020,783	$—	$—	$8,020,783
With stated maturities	1,437,254	—	1,446,605	—	1,446,605
Securities sold under agreement to repurchase and federal funds sold	32,199	32,199	—	—	32,199
Subordinated debt	189,527	—	—	192,149	192,149
Other borrowings	16,598	—	16,598	—	16,598
Interest payable	6,772	327	4,210	2,235	6,772
Derivatives	48,242	—	48,242	—	48,242

	Fair Value
December 31, 2019	Carrying amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$232,681	$232,681	$—	$—	$232,681
Investment securities	691,676	—	691,676	—	691,676
Loans, net	4,378,503	—	—	4,363,903	4,363,903
Loans held for sale	262,518	—	262,518	—	262,518
Interest receivable	17,083	—	3,282	13,801	17,083
Mortgage servicing rights	75,521	—	—	75,521	75,521
Derivatives	21,981	—	21,981	—	21,981
Financial liabilities:
Deposits:
Without stated maturities	$3,743,085	$3,743,085	$—	$—	$3,743,085
With stated maturities	1,191,853	—	1,200,145	—	1,200,145
Securities sold under agreement to repurchase and federal funds sold	23,745	23,745	—	—	23,745
Federal Home Loan Bank advances	250,000	—	250,213	—	250,213
Subordinated debt	30,930	—	29,706	—	29,706
Interest payable	6,465	376	6,089	—	6,465
Derivatives	17,933	—	17,933	—	17,933

Schedule of Balances and Levels of Assets Measured at Fair Value on Recurring Basis
The balances and levels of the assets measured at fair value on a recurring basis at December 31, 2020 are presented in the following table:

December 31, 2020	Quoted prices in active markets for identical assets (liabilities) (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Recurring valuations:
Financial assets:
Available-for-sale securities:
U.S. government agency securities	$—	$2,003	$—	$2,003
Mortgage-backed securities - residential	—	773,336	—	773,336
Mortgage-backed securities - commercial	—	21,588	—	21,588
Municipals, tax-exempt	—	356,329	—	356,329
Treasury securities	—	16,628	—	16,628
Corporate securities	—	2,516	—	2,516
Equity securities	—	4,591	—	4,591
Total	$—	$1,176,991	$—	$1,176,991
Loans held for sale	$—	$683,770	$215,403	$899,173
Mortgage servicing rights	—	—	79,997	79,997
Derivatives	—	68,938	—	68,938
Financial Liabilities:
Derivatives	—	48,242	—	48,242
The balances and levels of the assets measured at fair value on a recurring basis at December 31, 2019 are presented in the following table:

At December 31, 2019	Quoted prices in active markets for identical assets (liabilities) (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Recurring valuations:
Financial assets:
Available-for-sale securities:
Mortgage-backed securities - residential	$—	$477,312	$—	$477,312
Mortgage-backed securities - commercial	—	13,364	—	13,364
Municipals, tax-exempt	—	189,235	—	189,235
Treasury securities	—	7,448	—	7,448
Corporate securities	—	1,022	—	1,022
Equity securities	—	3,295	—	3,295
Total	$—	$691,676	$—	$691,676
Loans held for sale	$—	$262,518	$—	$262,518
Mortgage servicing rights	—	—	75,521	75,521
Derivatives	—	21,981	—	21,981
Financial Liabilities:
Derivatives	—	17,933	—	17,933

Schedule of Balances and Levels of Assets Measured at Fair Value on Non-recurring Basis
The balances and levels of the assets measured at fair value on a non-recurring basis at December 31, 2020 are presented in the following table:

At December 31, 2020	Quoted prices in active markets for identical assets (liabilities (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Non-recurring valuations:
Financial assets:
Other real estate owned	$—	$—	$6,662	$6,662
Collateral dependent loans:
Commercial and industrial	$—	$—	$1,728	$1,728
Construction	—	—	3,877	3,877
Residential real estate:
1-4 family mortgage	—	—	226	226
Residential line of credit	—	—	1,174	1,174
Commercial real estate:
Non-owner occupied	—	—	3,391	3,391
Consumer and other	—	—	8,164	8,164
Total collateral dependent loans	$—	$—	$18,560	$18,560
The balances and levels of the assets measured at fair value on a non-recurring basis at December 31, 2019 are presented in the following table:

At December 31, 2019	Quoted prices in active markets for identical assets (liabilities) (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Non-recurring valuations:
Financial assets:
Other real estate owned	$—	$—	$9,774	$9,774
Impaired Loans (1):
Commercial and industrial	$—	$—	$6,481	$6,481
Residential real estate:
1-4 family mortgage	—	—	378	378
Residential line of credit	—	—	321	321
Commercial real estate:
Owner occupied	—	—	951	951
Non-owner occupied	—	—	2,560	2,560
Total	$—	$—	$10,691	$10,691
(1) Includes both impaired non-purchased loans and collateral-dependent PCI loans.

Schedule of Information About Significant Unobservable Inputs (Level 3) Used in Valuation of Assets Measured at Fair Value on Nonrecurring Basis
The following table presents information as of December 31, 2020 about significant unobservable inputs (Level 3) used in the valuation of assets measured at fair value on a nonrecurring basis:

Financial instrument	Fair Value	Valuation technique	Significant Unobservable inputs	Range of inputs
Collateral dependent loans	$18,560	Valuation of collateral	Discount for comparable sales	0%-30%
Other real estate owned	$6,662	Appraised value of property less costs to sell	Discount for costs to sell	0%-15%
The following table presents information as of December 31, 2019 about significant unobservable inputs (Level 3) used in the valuation of assets measured at fair value on a nonrecurring basis:

Financial instrument	Fair Value	Valuation technique	Significant Unobservable inputs	Range of inputs
Impaired loans (1)	$10,691	Valuation of collateral	Discount for comparable sales	0%-30%
Other real estate owned	$9,774	Appraised value of property less costs to sell	Discount for costs to sell	0%-15%
(1) Includes both impaired non-purchased loans and collateral-dependent PCI loans.
Schedule of Differences between Fair Value and Principal Balance for Loans Held for Sale Measured at Fair Value
The following table summarizes the differences between the fair value and the principal balance for loans held for sale and nonaccrual loans measured at fair value as of December 31, 2020 and 2019:

December 31, 2020	Aggregate fair value	Aggregate Unpaid Principal Balance	Difference
Mortgage loans held for sale measured at fair value	$683,770	$651,887	$31,883
Commercial loans held for sale measured at fair value	208,914	226,867	(17,953)
Past due loans of 90 days or more	83	163	(80)
Nonaccrual loans	6,406	12,033	(5,627)

December 31, 2019
Mortgage loans held for sale measured at fair value	$262,518	$254,868	$7,650
Past due loans of 90 days or more	—	—	—
Nonaccrual loans	—	—	—